UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nokomis Capital, L.L.C.
Address: 2305 Cedar Springs Road
         Suite 420
         Dallas, Texas  75201

13F File Number:  028-14850

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett Hendrickson
Title:     Managing Member
Phone:     972.590.4100

Signature, Place, and Date of Signing:

 /s/ Brett Hendrickson     Dallas, Texas/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $294,534 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305     5455  3924468 SH       SOLE                  3924468
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     2358   369661 SH       SOLE                   369661
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     8545  1017267 SH       SOLE                  1017267
AOL INC                        COM              00184X105    10566   356836 SH       SOLE                   356836
BELLATRIX EXPLORATION LTD      COM              078314101     7173  1667414 SH       SOLE                  1667414
BOFI HLDG INC                  COM              05566U108     2159    77640 SH       SOLE                    77640
CALAMP CORP                    COM              128126109     2043   245532 SH       SOLE                   245532
CARMIKE CINEMAS INC            COM              143436400    10142   676141 SH       SOLE                   676141
CROCS INC                      COM              227046109    10696   743296 SH       SOLE                   743296
DORAL FINL CORP                COM NEW          25811P886     1601  2210701 SH       SOLE                  2210701
DSP GROUP INC                  COM              23332B106     7160  1243057 SH       SOLE                  1243057
ECHOSTAR CORP                  CL A             278768106    15950   466114 SH       SOLE                   466114
EPL OIL & GAS INC              COM              26883D108     1960    86915 SH       SOLE                    86915
EVOLUTION PETROLEUM CORP       COM              30049A107    11250  1383755 SH       SOLE                  1383755
EXTREME NETWORKS INC           COM              30226D106     6505  1787114 SH       SOLE                  1787114
HAWAIIAN TELCOM HOLDCO INC     COM              420031106    11802   605206 SH       SOLE                   605206
HOT TOPIC INC                  COM              441339108     6838   710108 SH       SOLE                   710108
HOUSTON AMERN ENERGY CORP      COM              44183U100        0  1886792 SH       SOLE                  1886792
INTERDIGITAL INC               COM              45867G101     3170    77153 SH       SOLE                    77153
KOHLS CORP                     COM              500255104     9506   221182 SH       SOLE                   221182
KULICKE & SOFFA INDS INC       COM              501242101     6449   537900 SH       SOLE                   537900
LTX-CREDENCE CORP              COM NEW          502403207     5030   766772 SH       SOLE                   766772
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    10921   235420 SH       SOLE                   235420
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     4388   221710 SH       SOLE                   221710
MAXLINEAR INC                  CL A             57776J100     8528  1698793 SH       SOLE                  1698793
MIPS TECHNOLOGIES INC          COM              604567107    14872  1906670 SH       SOLE                  1906670
PIONEER ENERGY SVCS CORP       COM              723664108    10880  1498676 SH       SOLE                  1498676
PROGRESS SOFTWARE CORP         COM              743312100     4891   233003 SH       SOLE                   233003
QUANTUM CORP                   COM DSSG         747906204     8266  6666495 SH       SOLE                  6666495
RENTECH INC                    COM              760112102     5646  2146584 SH       SOLE                  2146584
SANFILIPPO JOHN B & SON INC    COM              800422107       67     3670 SH       SOLE                     3670
SPDR GOLD TRUST                GOLD SHS         78463V107     1434     8852 SH       SOLE                     8852
SPDR S&P 500 ETF TR            TR UNIT          78462F103      329   230800 SH  PUT  SOLE                   230800
TELENAV INC                    COM              879455103     5176   647971 SH       SOLE                   647971
TOWN SPORTS INTL HLDGS INC     COM              89214A102     1445   135610 SH       SOLE                   135610
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105     7367  8875389 SH       SOLE                  8875389
WINDSTREAM CORP                COM              97381W104    14751  1781497 SH       SOLE                  1781497
WPX ENERGY INC                 COM              98212B103     6163   414213 SH       SOLE                   414213
XEROX CORP                     COM              984121103    15325  2247138 SH       SOLE                  2247138
XO GROUP INC                   COM              983772104    11607  1248105 SH       SOLE                  1248105
XYRATEX LTD                    COM              G98268108    16120  1916757 SH       SOLE                  1916757
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